RJ Eagle GCM Dividend Select Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Banks - 6.5%
JPMorgan Chase & Co.	7,200	$2,117,952
The PNC Financial Services Group, Inc.	6,480	1,348,423
		3,466,375

Biotechnology - 3.2%
AbbVie, Inc.	7,840	1,705,122

Building Products - 4.1%
Johnson Controls International PLC	16,880	2,210,436

Capital Markets - 2.1%
CME Group, Inc.	3,760	1,110,516

Chemicals - 2.0%
Air Products and Chemicals, Inc.	3,760	1,092,242

Communications Equipment - 3.5%
Motorola Solutions, Inc.	4,263	1,850,014

Consumer Staples Distribution & Retail - 4.8%
Walmart, Inc.	20,800	2,585,024

Diversified Telecommunication Services - 4.1%
Comcast Corp. - Class A	20,052	575,693
Verizon Communications, Inc.	32,080	1,610,416
		2,186,109

Electric Utilities - 3.4%
Entergy Corp.	6,720	755,059
NextEra Energy, Inc.	11,373	1,056,324
		1,811,383

Electrical Equipment - 3.1%
Eaton Corp. PLC	4,560	1,630,975

Electronic Equipment, Instruments & Components - 3.7%
Corning, Inc.	14,595	1,984,482

Financial Services - 0.9%
Fidelity National Information Services, Inc.	9,920	465,347

Ground Transportation - 2.0%
Union Pacific Corp.	4,480	1,086,938

Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	1,920	519,533

Health Care REITs - 3.5%
Welltower, Inc.	9,440	1,866,382

Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	6,640	1,301,706

Insurance - 1.6%
Chubb Ltd.	2,640	860,455

Machinery - 2.3%
Cummins, Inc.	2,240	1,205,165

Oil, Gas & Consumable Fuels - 6.1%
Energy Transfer LP	71,920	1,388,056
Enterprise Products Partners LP	30,240	1,144,282
Marathon Petroleum Corp.	3,040	742,307
		3,274,645

Pharmaceuticals - 6.0%
Johnson & Johnson	6,400	1,564,416
Merck & Co., Inc.	9,362	1,126,155
Zoetis, Inc.	4,326	511,376
		3,201,947

Retail REITs - 2.0%
Realty Income Corp.	17,360	1,062,085

Semiconductors & Semiconductor Equipment - 11.0%
Analog Devices, Inc.	7,280	2,316,059
Broadcom, Inc.	11,530	3,568,651
		5,884,710

Software - 2.8%
Microsoft Corp.	4,083	1,511,404

Specialty Retail - 1.9%
Best Buy Co., Inc.	8,206	526,825
The Home Depot, Inc.	1,448	476,233
		1,003,058

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	7,200	1,827,288

Textiles, Apparel & Luxury Goods - 4.3%
Tapestry, Inc.	16,205	2,286,688

Tobacco - 2.8%
Philip Morris International, Inc.	9,200	1,521,128
TOTAL COMMON STOCKS (Cost $49,124,775)		50,511,157

CLOSED-END FUNDS - 2.8%	Shares	Value
Main Street Capital Corp. (a)	27,840	1,474,406
TOTAL CLOSED-END FUNDS (Cost $1,653,776)		1,474,406

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds – 0.5% First American Government Obligations Fund - Class X, 3.58% (b)	258,475	258,475
TOTAL SHORT-TERM INVESTMENTS (Cost $258,475)		258,475

TOTAL INVESTMENTS - 97.8% (Cost $51,037,026)		52,244,038
Other Assets in Excess of Liabilities - 2.2%		1,202,123
TOTAL NET ASSETS - 100.0%		$53,446,161

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $259,504, which represented 0.5% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

RJ Eagle GCM Dividend Select Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$50,511,157	$–	$–	$50,511,157
Closed-End Funds	1,474,406	–	–	1,474,406
Money Market Funds	258,475	–	–	258,475
Total Investments	$52,244,038	$–	$–	$52,244,038

Refer to the Schedule of Investments for further disaggregation of investment categories.